INVESTMENT IN A JOINTLY CONTROLLED ENTITY (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN A JOINTLY CONTROLLED ENTITY [Abstract]
Components of Investment in A Jointly Controlled Entity
	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	-	-	-	(853)	(853)
At December 31, 2011	500	10,000	10,500	(2,199)	8,301
Share of loss	-	-	-	(1,676)	(1,676)
At December 31, 2012	500	10,000	10,500	(3,875)	6,625
Share of loss	-	-	-	(792)	(792)
At December 31, 2013	500	10,000	10,500	(4,667)	5,833